CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Series 1 Common Stock [Member]	Series 2 Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2009	$ (2,166)	$ 1		$ 2	$ (2,169)
Beginning Balance (in shares) at Dec. 31, 2009		687,500
Net income	2,344				2,344
Issuance of common stock	35			35
Issuance of common stock (in shares)		31,458
Exercise of stock options (in shares)	45,477	45,477
Stock-based compensation expense	68			68
Accretion of preferred stock dividends	(3,247)				(3,247)
Ending Balance at Dec. 31, 2010	(2,966)	1		105	(3,072)
Ending Balance (in shares) at Dec. 31, 2010		764,435
Net income	16,961				16,961
Foreign currency translation adjustment	(2,292)					(2,292)
Exercise of stock options	23			23
Exercise of stock options (in shares)	85,294	85,294
Reclassification of common stock warrant	3,577			3,577
Stock-based compensation expense	471			471
Preferred stock dividend from repurchase of preferred stock	(49,927)				(49,927)
Accretion of preferred stock dividends	(14,788)				(14,788)
Ending Balance at Dec. 31, 2011	(48,941)	1		4,176	(50,826)	(2,292)
Ending Balance (in shares) at Dec. 31, 2011		849,729
Net income	25,993				25,993
Foreign currency translation adjustment	1,749					1,749
Exercise of stock options	355			355
Exercise of stock options (in shares)	102,599	98,224
Stock-based compensation expense	4,048			4,048
Accretion of preferred stock dividends	(24,577)				(24,577)
Ending Balance at Dec. 31, 2012	(41,373)	1		8,579	(49,410)	(543)
Ending Balance (in shares) at Dec. 31, 2012		947,953
Net income	17,691				17,691
Issuance of common stock	85,365	5		85,360
Issuance of common stock (in shares)		4,545,454
Conversion of preferred stock to common stock upon initial public offering	310,209	38	6	310,165
Conversion of preferred stock to common stock upon initial public offering (in shares)		38,072,967	6,107,494
Foreign currency translation adjustment	452					452
Exercise of common stock warrant, shares		457,796
Exercise of common stock warrant	2	1		1
Exercise of stock options	1,608			1,608
Exercise of stock options (in shares)	429,425	428,851
Stock-based compensation expense	7,068			7,068
Excess income tax benefit from stock- based compensation	1,287			1,287
Accretion of preferred stock dividends	(19,863)				(19,863)
Ending Balance at Sep. 30, 2013	$ 362,446	$ 45	$ 6	$ 414,068	$ (51,582)	$ (91)
Ending Balance (in shares) at Sep. 30, 2013		44,453,021	6,107,494